BUSINESS COMBINATION (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Nov. 25, 2016 CNY (¥)
Business combination [Line Items]
Goodwill	¥ 260,366	$ 40,018	¥ 160,438
Qufan [Member]
Business combination [Line Items]
Cash	439
Mobile applications	60,200
Other receivables	37,863
Total identifiable assets acquired	98,502
Deferred tax liabilities	(15,050)
Other current liabilities	(10,281)
Total liabilities assumed	(25,331)
Net identifiable assets acquired	73,171
Noncontrolling interests	98,784			¥ 98,784
Total Consideration	105,000
Goodwill	¥ 130,613
Amortization Years	5 years
Shenzhen Caiyu [Member]
Business combination [Line Items]
Cash	¥ 700
Other receivables	635
Total identifiable assets acquired	1,335
Other current liabilities	(2,660)
Total liabilities assumed	(2,660)
Net identifiable assets acquired	(1,325)
Total Consideration	1,000
Goodwill	¥ 2,325